Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Restricted Cash					$ 0.0	$ 1.5
Deposit received on sale of DPLER									$ 75.5
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 0.0	$ 0.3	$ 0.1	$ (1.6)	(1.6)	14.0	$ 49.2
Accounts receivable, net	6.8		6.8		4.0	37.9
Property, plant & equipment, net					0.0	232.2
Intangible assets, net	0.2		0.2		5.3	5.5
Total assets of the disposal group classified as held for sale in the balance sheets	8.5		8.5		14.0	321.9
Accounts payable	4.3		4.3		3.9	25.1
Total liabilities of the disposal group classified as held for sale in the balance sheets	62.3		62.3		81.4	199.9
Revenues	10.1	15.6	41.0	141.8	158.6	492.9	593.0
Cost of revenues					(74.3)	(249.5)	(349.6)
Income / (loss) from discontinued operations before income tax	(0.4)	5.0	32.8	36.7	70.5	(127.4)	(806.4)
Income tax expense / (benefit) from discontinued operations	0.1	1.0	7.1	5.9	30.0	(20.3)	(257.2)
Net income / (loss) from discontinued operations	(0.5)	4.3	25.8	29.2	38.9	(93.1)	(500.0)
Cash Provided by (Used in) Operating Activities, Discontinued Operations	(0.5)	(7.2)	12.4	37.2	(6.8)	126.8	92.3
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0.0		0.0	233.8	233.8	51.8	(56.8)
Disposal Group, Including Discontinued Operation, Inventory					0.0	19.4
Disposal Group, Including Discontinued Operations, Taxes Applicable to Subsequent Years	0.6		0.6		2.3	7.4
Disposal Group, Including Discontinued Operation, Other Assets, Current	0.9		0.9		2.4	17.4
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent					0.0	0.6
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable	2.4		2.4		3.1	6.3
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	3.2		3.2		5.2	30.0
Disposal Group, Including Discontinued Operations, Long-Term Debt					0.0	0.3
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	(33.2)		(33.2)		(39.8)	(2.3)
Disposal Group, Including Discontinued Operation, Taxes Payable	0.0		0.0		2.3	7.4
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation	0.0		0.0		9.7	10.6
Asset Retirement Obligation, Held for Sale	70.4		70.4		90.4	116.6
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	15.2		15.2		6.6	5.9
Disposal Group, Including Discontinued Operation, Operating and Other Expenses	$ (10.5)	$ (10.6)	(8.2)	(105.1)	(13.8)	(195.0)	(214.6)
Disposal Group, Including Discontinued Operation, Fixed-Asset Impairment					0.0	(175.8)	(835.2)
Long Term Indebtedness, Less than or Equal to					750.0	$ 750.0
Debt Percentage of Rate Base						75.00%
Disposal Group, Including Discontinued Operation, Interest Expense						$ 0.2	$ 0.5
Disposal Group, Including Discontinued Operation, Asset Retirement Obligation, Revision of Estimate			$ 22.5		27.6
Miami Fort and Zimmer [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax						$ (14.0)
AES Ohio Generation peakers [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				$ (1.9)	$ (1.9)
Utility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term Debt, Gross								$ 750.0